Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of accrued expenses and other liabilities
	As of December 31,
	2017	2018
	RMB	RMB	US$
Payroll and welfare payable	254,509	264,600	38,484
Accrued marketing expense	50,163	38,536	5,605
Other taxes payable	25,862	24,399	3,549
Others	130,761	173,904	25,293
Total	461,295	501,439	72,931